Related party disclosures (Details) - EUR (€) € in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Related party disclosures
Expenses to handle future service agreement		€ 51
Franz-Werner Haas
Related party disclosures
Expense recognized from related party transaction		65
Barker BioMedical GmbH
Related party disclosures
Expense recognized from related party transaction		14
Craig Tooman
Related party disclosures
Expense recognized from related party transaction		5
Immatics Biotechnologies GmbH
Related party disclosures
Equity interest held	22.40%
Antony Blanc | Clarentis SRL
Related party disclosures
Consulting fees		€ 47	€ 69